Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 61.6%

Communication Services - 7.8%
Entertainment - 3.2%
Activision Blizzard, Inc.[2]	24,670	$2,038,482
Electronic Arts, Inc.*2	10,260	1,453,021
Nexon Co. Ltd. (Japan)	80,132	2,058,736
Sea Ltd. - ADR (Taiwan)*	700	85,540
		5,635,779
Interactive Media & Services - 3.4%
Alphabet, Inc. - Class A*	1,255	1,867,377
Auto Trader Group plc (United Kingdom)[3]	9,510	66,433
Facebook, Inc. - Class A*	7,860	1,993,846
Tencent Holdings Ltd. - Class H (China)	28,650	1,965,339
		5,892,995
Media - 1.2%
Charter Communications, Inc. - Class A*	3,315	1,922,700
Comcast Corp. - Class A	1,436	61,461
Quebecor, Inc. - Class B (Canada).	6,460	147,387
		2,131,548
Total Communication Services		13,660,322
Consumer Discretionary - 8.7%
Distributors - 0.0%##
Genuine Parts Co.	164	14,784
Hotels, Restaurants & Leisure - 1.4%
Compass Group plc - ADR (United Kingdom)	61,455	851,182
Hilton Worldwide Holdings, Inc.	12,176	913,809
InterContinental Hotels Group plc - ADR (United Kingdom)	9,110	424,799
Restaurant Brands International, Inc. (Canada)	2,485	140,452
Wyndham Hotels & Resorts, Inc.	1,091	48,179
		2,378,421
Household Durables - 0.5%
Garmin Ltd.	133	13,113
Nikon Corp. (Japan)	111,600	780,243
Sony Corp. (Japan)	800	62,156
		855,512
Internet & Direct Marketing Retail - 4.9%
Alibaba Group Holding Ltd. - ADR (China)*	8,245	2,069,660
Amazon.com, Inc.*	920	2,911,506
Booking Holdings, Inc.*	575	955,725
Expedia Group, Inc.	32,940	2,668,469
		8,605,360
Multiline Retail - 0.5%
Dollar Tree, Inc.*	9,700	905,495
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 0.2%
Best Buy Co., Inc.	239	$23,802
The Home Depot, Inc.	434	115,223
Industria de Diseno Textil S.A. (Spain)	4,485	118,843
		257,868
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG (Germany)*.	3,920	1,081,050
lululemon athletica, Inc.*	3,295	1,072,819
VF Corp.	329	19,858
		2,173,727
Total Consumer Discretionary		15,191,167
Consumer Staples - 7.7%
Beverages - 2.9%
Ambev S.A. - ADR (Brazil)	17,745	47,557
Anheuser-Busch InBev S.A./N.V. (Belgium)	18,545	1,007,055
The Coca-Cola Co.	48,670	2,299,171
Constellation Brands, Inc. - Class A	105	18,711
Diageo plc (United Kingdom)	22,005	805,179
PepsiCo, Inc.	6,545	900,985
		5,078,658
Food & Staples Retailing - 0.6%
The Kroger Co.	643	22,370
Sysco Corp.	16,640	879,424
Walmart, Inc.	866	112,060
		1,013,854
Food Products - 2.4%
Archer-Daniels-Midland Co.	429	18,374
Conagra Brands, Inc.	457	17,115
Danone S.A. (France)	2,410	161,310
General Mills, Inc.	523	33,090
The Hershey Co.	162	23,556
Hormel Foods Corp.	314	15,970
The J.M. Smucker Co.	119	13,013
Mondelez International, Inc. - Class A	32,435	1,799,818
Nestle S.A. (Switzerland)	17,570	2,089,455
Tyson Foods, Inc. - Class A	278	17,083
		4,188,784
Household Products - 0.0%##
Colgate-Palmolive Co.	588	45,394
Kimberly-Clark Corp.	222	33,753
		79,147
Personal Products - 1.8%
Beiersdorf AG (Germany)	805	96,122

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Unilever plc - ADR (United Kingdom)	49,325	$2,983,176
		3,079,298
Total Consumer Staples		13,439,741
Energy - 6.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co.	890	13,786
Schlumberger Ltd.[2]	29,430	533,860
		547,646
Oil, Gas & Consumable Fuels - 5.9%
BP plc - ADR (United Kingdom)	1,125	24,795
Cabot Oil & Gas Corp.	132,655	2,480,648
Cameco Corp. (Canada)[2]	10,850	110,236
Chevron Corp.	4,155	348,771
Concho Resources, Inc.	22,775	1,196,599
ConocoPhillips	17,882	668,608
EOG Resources, Inc.	20,374	954,522
EQT Corp.	67,505	980,173
Exxon Mobil Corp.	17,130	720,830
Marathon Petroleum Corp.	539	20,590
Pioneer Natural Resources Co.	14,100	1,366,572
Royal Dutch Shell plc - Class B - ADR (Netherlands)	10,910	308,753
TOTAL SE - ADR (France)	23,790	895,931
Tourmaline Oil Corp. (Canada)	11,885	120,851
Valero Energy Corp.	319	17,937
		10,215,816
Total Energy		10,763,462
Financials - 4.8%
Banks - 0.4%
Bank of America Corp.	3,152	78,422
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	2,630	68,459
Citigroup, Inc.	947	47,359
Fifth Third Bancorp	601	11,936
FinecoBank Banca Fineco S.p.A. (Italy)*	16,410	239,222
JPMorgan Chase & Co.	1,042	100,699
The PNC Financial Services Group, Inc.	203	21,654
Regions Financial Corp.	900	9,774
Truist Financial Corp.	873	32,703
U.S. Bancorp	910	33,524
Wells Fargo & Co.	1,943	47,137
		690,889
Capital Markets - 2.6%
Cboe Global Markets, Inc.	14,410	1,263,757
CME Group, Inc.	4,850	805,973
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Deutsche Boerse AG (Germany)	1,040	$189,222
Intercontinental Exchange, Inc.	9,290	899,086
Moody's Corp.	2,705	760,917
S&P Global, Inc.	1,910	668,978
		4,587,933
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B*	8,500	1,664,130
Insurance - 0.8%
Admiral Group plc (United Kingdom)	6,340	197,711
The Allstate Corp.	212	20,010
Chubb Ltd.	253	32,192
Cincinnati Financial Corp.	118	9,196
The Hartford Financial Services Group, Inc.	309	13,077
The Travelers Companies, Inc.	171	19,566
W. R. Berkley Corp.	18,705	1,155,034
		1,446,786
Total Financials		8,389,738
Health Care - 7.0%
Biotechnology - 0.9%
AbbVie, Inc.	720	68,335
BioMarin Pharmaceutical, Inc.*	7,165	858,439
Gilead Sciences, Inc.	753	52,356
Incyte Corp.*	5,660	558,982
		1,538,112
Health Care Equipment & Supplies - 2.2%
Alcon, Inc. (Switzerland)*	42,213	2,531,936
Getinge AB - Class B (Sweden)	4,685	113,164
Medtronic plc[2]	10,854	1,047,194
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	68,000	173,167
		3,865,461
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	134	17,027
Life Sciences Tools & Services - 0.6%
Gerresheimer AG (Germany)	1,145	131,720
Thermo Fisher Scientific, Inc.	2,260	935,527
		1,067,247
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	1,066	62,532
Eli Lilly & Co.	318	47,792
Johnson & Johnson	18,520	2,699,475
Merck & Co., Inc.	1,051	84,332
Novartis AG - ADR (Switzerland)	31,890	2,619,445
Perrigo Co. plc[2]	1,740	92,255

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	2,537	$97,624
		5,703,455
Total Health Care		12,191,302
Industrials - 2.6%
Aerospace & Defense - 0.1%
Airbus SE (France)*	140	10,247
General Dynamics Corp.	175	25,680
Lockheed Martin Corp.	155	58,740
Raytheon Technologies Corp.	776	43,984
		138,651
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	161	15,089
Airlines - 0.9%
Ryanair Holdings plc - ADR (Ireland)*	20,275	1,520,625
Building Products - 0.0%##
Johnson Controls International plc	679	26,128
Trane Technologies plc	155	17,340
		43,468
Commercial Services & Supplies - 0.6%
Bingo Industries Ltd. (Australia)	40,560	55,727
Copart, Inc.*	10,150	946,488
Waste Management, Inc.	290	31,784
		1,033,999
Electrical Equipment - 0.0%##
Eaton Corp. plc	309	28,777
Emerson Electric Co.	482	29,889
Rockwell Automation, Inc.	93	20,287
		78,953
Industrial Conglomerates - 0.1%
3M Co.	318	47,849
Honeywell International, Inc.	370	55,267
		103,116
Machinery - 0.1%
Caterpillar, Inc.	329	43,717
Cummins, Inc.	130	25,124
Dover Corp.	106	10,910
Illinois Tool Works, Inc.	212	39,218
Parker-Hannifin Corp.	92	16,461
Stanley Black & Decker, Inc.	112	17,172
The Weir Group plc (United Kingdom)	4,995	77,670
		230,272
Professional Services - 0.6%
Insperity, Inc.	14,600	976,156
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.0%##
Norfolk Southern Corp.	131	$25,180
Union Pacific Corp.	351	60,846
		86,026
Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	1,550	95,655
Fastenal Co.	525	24,696
W. W. Grainger, Inc.	37	12,637
		132,988
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	8,200	34,211
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	610	40,925
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	430	42,927
		118,063
Total Industrials		4,477,406
Information Technology - 10.2%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,823	85,863
IT Services - 6.1%
Accenture plc - Class A	825	185,443
Adyen N.V. (Netherlands)*3	30	50,075
Automatic Data Processing, Inc.	190	25,253
International Business Machines Corp.	459	56,429
Keywords Studios plc (Ireland)	1,520	37,844
Mastercard, Inc. - Class A	14,035	4,330,219
PayPal Holdings, Inc.*	11,675	2,289,117
StoneCo Ltd. - Class A (Brazil)*	1,100	52,481
Switch, Inc. - Class A	2,155	38,768
TravelSky Technology Ltd. - Class H (China)	57,000	109,639
Visa, Inc. - Class A	18,650	3,550,960
		10,726,228
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	199	22,855
Intel Corp.	1,688	80,568
KLA Corp.	130	25,978
Micron Technology, Inc.*	46,970	2,351,083
QUALCOMM, Inc.	460	48,581
Skyworks Solutions, Inc.	118	17,178
Texas Instruments, Inc.	491	62,627
Xilinx, Inc.	162	17,391
		2,626,261

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 2.6%
Microsoft Corp.	10,010	$2,052,150
Oracle Corp.	980	54,341
salesforce.com, Inc.*	7,190	1,400,972
ServiceNow, Inc.*	2,220	975,024
		4,482,487
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	222	9,835
Total Information Technology		17,930,674
Materials - 2.4%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	1,011	95,261
FMC Corp.	8,510	902,486
International Flavors & Fragrances, Inc.	79	9,950
Linde plc (United Kingdom)	204	50,002
LyondellBasell Industries N.V. - Class A	307	19,194
PPG Industries, Inc.	150	16,147
		1,093,040
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	2,170	449,581
Vulcan Materials Co.	7,705	904,721
		1,354,302
Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	125,960	1,755,882
Metals & Mining - 0.0%##
Lundin Mining Corp. (Chile)	10,720	60,025
Nucor Corp.	317	13,298
		73,323
Total Materials		4,276,547
Real Estate - 4.2%
Equity Real Estate Investment Trusts (REITS) - 4.2%
Agree Realty Corp.[2]	721	48,285
Alexandria Real Estate Equities, Inc.	255	45,275
American Campus Communities, Inc.	1,738	61,942
American Homes 4 Rent - Class A	3,695	107,155
American Tower Corp.	4,310	1,126,591
Americold Realty Trust.	2,339	94,379
Apartment Investment & Management Co. - Class A	1,481	57,492
AvalonBay Communities, Inc.	501	76,713
Brandywine Realty Trust	3,355	36,335
Camden Property Trust	943	85,634
Community Healthcare Trust, Inc.	1,149	52,544
CoreSite Realty Corp.	194	25,036
Cousins Properties, Inc.	2,854	87,675
Crown Castle International Corp.	586	97,686
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Digital Realty Trust, Inc.[2]	1,012	$162,466
Douglas Emmett, Inc.	1,797	52,365
Duke Realty Corp.	1,939	77,928
EastGroup Properties, Inc.	232	30,777
Equinix, Inc.	2,622	2,059,529
Equity LifeStyle Properties, Inc.	1,490	101,797
Equity Residential	820	43,977
Essex Property Trust, Inc.	98	21,632
Extra Space Storage, Inc.	250	25,835
First Industrial Realty Trust, Inc.	1,522	66,846
Getty Realty Corp.	1,505	44,593
Healthcare Realty Trust, Inc.	832	24,378
Healthcare Trust of America, Inc. - Class A	1,457	40,228
Healthpeak Properties, Inc.	2,788	76,084
Hibernia REIT plc (Ireland)	23,802	31,851
Host Hotels & Resorts, Inc.	2,285	24,632
Invitation Homes, Inc.	4,282	127,689
Jernigan Capital, Inc.	2,355	32,993
Kilroy Realty Corp.	1,265	73,712
Lamar Advertising Co. - Class A	362	23,794
Life Storage, Inc.	221	21,687
Mid-America Apartment Communities, Inc.	667	79,500
Physicians Realty Trust	1,550	27,962
Prologis, Inc.	3,092	325,959
Public Storage	484	96,742
Realty Income Corp.	534	32,067
Regency Centers Corp.	379	15,550
Rexford Industrial Realty, Inc.	1,660	77,904
SBA Communications Corp.	3,950	1,230,583
STAG Industrial, Inc.	1,126	36,708
Sun Communities, Inc.	945	141,684
Terreno Realty Corp.	807	49,033
UDR, Inc.	765	27,693
Urban Edge Properties	2,301	24,114
Welltower, Inc.[2]	1,141	61,112
Total Real Estate		7,394,146
TOTAL COMMON STOCKS
(Identified Cost $89,864,007)		107,714,505

CORPORATE BONDS - 13.1%

Non-Convertible Corporate Bonds- 13.1%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc., 4.25%, 3/1/2027[2]	270,000	316,145

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Diversified Telecommunication Services (contintued)
Verizon Communications, Inc., 5.25%, 3/16/2037	900,000	$1,269,890
		1,586,035
Entertainment - 0.2%
The Walt Disney Co., 2.20%, 1/13/2028.	280,000	296,025
Interactive Media & Services - 0.5%
MDC Partners, Inc., 6.50%, 5/1/2024[3]	40,000	37,900
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[3]	670,000	780,416
		818,316
Media - 0.9%
Comcast Corp., 3.25%, 11/1/2039	670,000	789,588
Discovery Communications LLC, 5.20%, 9/20/2047	650,000	829,518
Townsquare Media, Inc., 6.50%, 4/1/2023[3]	55,000	49,225
		1,668,331
Total Communication Services		4,368,707
Consumer Discretionary - 2.2%
Auto Components - 0.0%##
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	35,000	35,700
Techniplas LLC, 10.00%, 5/1/2020[4,5]	20,000	4,450
		40,150
Automobiles - 0.3%
Ford Motor Co., 9.625%, 4/22/2030.	90,000	118,575
Volkswagen Group of America Finance LLC (Germany), 3.35%, 5/13/2025[3]	445,000	485,655
		604,230
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[3]	40,000	39,240
LGI Homes, Inc., 6.875%, 7/15/2026[3]	55,000	58,575
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	55,000	59,274
		157,089
Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	960,000	1,090,906
Booking Holdings, Inc., 3.60%, 6/1/2026	930,000	1,047,568
Expedia Group, Inc., 6.25%, 5/1/2025[3]	345,000	377,055
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026[3]	45,000	41,647
		2,557,176
Specialty Retail - 0.3%
The TJX Companies, Inc., 4.50%, 4/15/2050	350,000	481,978
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.0%##
G-III Apparel Group Ltd., 7.875%, 8/15/2025[3]	55,000	$55,465
Total Consumer Discretionary		3,896,088

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[3]	55,000	59,537

Energy - 2.2%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	50,000	31,612

Oil, Gas & Consumable Fuels - 2.2%
Antero Midstream Partners LP - Antero Midstream Finance Corp.
5.75%, 3/1/2027[3]	60,000	52,409
5.75%, 1/15/2028[3]	35,000	29,841
Bruin E&P Partners LLC, 8.875%, 8/1/2023[4,6]	180,000	90
Calumet Specialty Products Partners LP - Calumet Finance Corp., 11.00%, 4/15/2025[3]	35,000	33,863
Cenovus Energy, Inc.
(Canada), 5.375%, 7/15/2025	15,000	15,002
(Canada), 6.75%, 11/15/2039	35,000	36,518
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[3]	40,000	39,040
DCP Midstream Operating LP, 8.125%, 8/16/2030	15,000	17,523
Energy Transfer Operating LP, 6.50%, 2/1/2042	750,000	823,370
EQT Corp., 8.75%, 2/1/2030[7]	35,000	40,523
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	35,000	33,754
Indigo Natural Resources LLC, 6.875%, 2/15/2026[3]	40,000	38,548
Jonah Energy LLC - Jonah Energy Finance Corp., 7.25%, 10/15/2025[8]	30,000	3,534
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	570,000	793,559
Laredo Petroleum, Inc., 10.125%, 1/15/2028	25,000	17,750
Lonestar Resources America, Inc., 11.25%, 1/1/2023[9]	65,000	8,288
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[3]	35,000	20,388
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	35,000	27,650
Occidental Petroleum Corp., 8.875%, 7/15/2030	35,000	39,375

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC - PBF Finance Corp., 6.00%, 2/15/2028[3]	30,000	$24,051
PDC Energy, Inc., 5.75%, 5/15/2026	35,000	35,077
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	790,000	952,024
The Williams Companies, Inc., 3.75%, 6/15/2027[2]	560,000	613,925
Whiting Petroleum Corp., 5.75%, 3/15/2021[4]	185,000	31,450
WPX Energy, Inc., 5.875%, 6/15/2028	20,000	20,488
		3,748,040
Total Energy		3,779,652
Financials - 1.6%
Banks - 1.2%
Bank of America Corp., 4.00%, 1/22/2025	420,000	469,724
Citigroup, Inc., 4.45%, 9/29/2027	700,000	814,937
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025[3]	65,000	71,024
JP Morgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[10]	740,000	805,999
		2,161,684
Capital Markets - 0.1%
Advisor Group Holdings, Inc., 10.75%, 8/1/2027[3]	35,000	35,525
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	65,000	65,650
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	35,000	35,003
StoneX Group, Inc., 8.625%, 6/15/2025[3]	80,000	85,700
		221,878
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	55,000	57,509
OneMain Finance Corp., 7.125%, 3/15/2026	35,000	41,032
SLM Corp., 5.125%, 4/5/2022	60,000	61,200
		159,741
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[3]	30,000	26,394
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland), 10.50%, 6/1/2024[3]	35,000	31,500
		57,894
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[3]	55,000	$50,600
Starwood Property Trust, Inc.
3.625%, 2/1/2021	25,000	24,687
4.75%, 3/15/2025	55,000	52,938
		128,225
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc., 4.875%, 3/15/2027	75,000	72,685
Total Financials		2,802,107
Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[3]	55,000	57,318
Health Care Providers & Services - 0.4%
HCA, Inc., 4.125%, 6/15/2029	520,000	608,636
Total Health Care		665,954
Industrials - 2.0%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%, 5/1/2025	55,000	62,461
Airlines - 0.4%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	60,000	62,149
Southwest Airlines Co., 5.25%, 5/4/2025	600,000	639,217
		701,366
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower LLC - Prime Finance, Inc., 6.25%, 1/15/2028[3]	55,000	57,338
Construction & Engineering - 0.1%
HC2 Holdings, Inc., 11.50%, 12/1/2021[3]	13,000	12,252
Picasso Finance Sub, Inc., 6.125%, 6/15/2025[3]	50,000	53,125
Tutor Perini Corp., 6.875%, 5/1/2025[3]	105,000	104,721
		170,098
Industrial Conglomerates - 0.3%
General Electric Co., (3 mo. LIBOR US + 3.330%), 5.00%[10,11]	620,000	491,350
Machinery - 0.0%##
Hillenbrand, Inc., 4.50%, 9/15/2026[7]	55,000	59,125
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025[12]	80,000	80,000

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[3]	20,000	$21,400
		101,400
Trading Companies & Distributors - 1.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025[2]	830,000	809,698
Air Lease Corp., 3.75%, 6/1/2026.	585,000	595,057
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[3]	390,000	331,275
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025[3]	60,000	56,413
9.75%, 8/1/2027[3]	35,000	36,137
WESCO Distribution, Inc., 7.25%, 6/15/2028[3]	50,000	54,625
		1,883,205
Total Industrials		3,526,343
Information Technology - 0.5%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	35,000	38,426
IT Services - 0.5%
Visa, Inc., 2.70%, 4/15/2040	720,000	818,918
Total Information Technology		857,344
Materials - 0.1%
Metals & Mining - 0.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/2028[3]	50,000	54,000
IAMGOLD Corp. (Burkina Faso), 7.00%, 4/15/2025[3]	70,000	72,800
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[3]	55,000	51,700
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[3]	35,000	38,124
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022[3]	20,000	11,800
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[4,13]	170,000	2,125
Total Materials		230,549
Real Estate - 1.2%
Equity Real Estate Investment Trusts (REITS) - 1.1%
American Tower Corp., 3.80%, 8/15/2029	690,000	808,446
Camden Property Trust, 2.80%, 5/15/2030	650,000	722,555
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Crown Castle International Corp., 3.10%, 11/15/2029	320,000	$356,927
Iron Mountain, Inc., 5.625%, 7/15/2032[3]	40,000	42,950
		1,930,878
Real Estate Management & Development - 0.1%
Five Point Operating Co. LP - Five Point Capital Corp., 7.875%, 11/15/2025[3]	55,000	53,145
Forestar Group, Inc., 5.00%, 3/1/2028[3]	35,000	35,000
		88,145
Total Real Estate		2,019,023
Utilities - 0.4%
Electric Utilities - 0.3%
Dominion Energy, Inc., 3.375%, 4/1/2030	410,000	473,831
Talen Energy Supply LLC, 7.625%, 6/1/2028[3]	50,000	52,250
		526,081
Independent Power and Renewable Electricity Producers - 0.1%
Drax Finco plc (United Kingdom), 6.625%, 11/1/2025[3]	200,000	208,500
Vistra Operations Co. LLC, 3.70%, 1/30/2027[3]	35,000	37,025
		245,525
Total Utilities		771,606
TOTAL CORPORATE BONDS
(Identified Cost $21,329,322)		22,976,910

U.S. TREASURY SECURITIES - 10.6%

U.S. Treasury Bonds - 4.1%
U.S. Treasury Bond, 3.00%, 5/15/2047	3,095,000	4,400,824
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	2,273,568	2,679,105
Total U.S. Treasury Bonds
(Identified Cost $6,359,614)		7,079,929
U.S. Treasury Notes - 6.5%
U.S. Treasury Floating Rate Note, (3 mo. US Treasury Bill Yield + 0.300%), 0.405%, 10/31/2021[14]	1,765,000	1,770,848
U.S. Treasury Inflation Indexed Note
0.50%, 4/15/2024	1,596,062	1,694,597
0.125%, 4/15/2025	1,751,974	1,864,769
U.S. Treasury Note, 2.00%, 8/15/2025	5,615,000	6,110,480
Total U.S. Treasury Notes
(Identified Cost $11,257,112)		11,440,694
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $17,616,726)		18,520,623

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES - 5.1%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[3]	162,031	$160,708
CCG Receivables Trust, Series 2019-1, Class A2, 2.80%, 9/14/2026[3]	560,985	570,673
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada), 2.12%, 11/15/2029[3]	158,761	159,877
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	327,110	340,690
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 2/15/2029[3]	430,000	437,991
Invitation Homes Trust Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 1.025%, 12/17/2036[3,14]	149,917	148,619
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.325%, 12/17/2036[3,14]	120,000	119,173
Navient Private Education Refi Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.682%, 6/25/2031[14]	363,631	348,469
Series 2019-CA, Class A1, 2.82%, 2/15/2068[3]	125,226	125,984
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.872%, 2/25/2045[3,14]	374,397	364,033
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.802%, 1/25/2037[3,14]	370,114	353,663
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.772%, 9/25/2047[3,14]	760,452	734,807
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[3]	600,000	615,708
Series 2020-1A, Class A2, 3.101%, 2/15/2028[3]	365,000	371,152
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147%, 5/17/2036[3]	379,335	392,904
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.23%, 9/15/2037[3]	490,000	503,115
SoFi Consumer Loan Program LLC
Series 2016-2, Class A, 3.09%, 10/27/2025[3]	6,750	6,757
Series 2019-2, Class A, 3.01%, 4/25/2028[3]	132,711	134,269
Series 2019-3, Class A, 2.90%, 5/25/2028[3]	186,408	188,623
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047[3]	400,000	414,239
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program Trust (continued)
Series 2018-C, Class A1FX, 3.08%, 1/25/2048[3]	143,267	$144,096
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[3]	315,000	329,098
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/2028[3]	39,012	39,109
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[3,15]	245,025	249,422
Series 2017-1, Class A1, 2.75%, 10/25/2056[3,15]	266,130	273,498
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.172%, 10/25/2048[3,14]	238,107	236,877
Tricon American Homes
Series 2016-SFR1, Class A, 2.589%, 11/17/2033[3]	306,791	308,746
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[3]	298,345	308,847
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[3]	580,000	583,523
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $8,842,792).		8,964,670

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[3,15]	94,983	97,868
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[3,15]	145,016	150,076
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[3,15]	243,459	252,463
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	172,885	179,362
Fannie Mae-Aces, Series 2017-M15, Class A1, 2.959%, 9/25/2027[15]	368,780	402,177
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[3]	410,000	416,919
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO), 1.286%, 12/25/2021[15]	5,345,337	65,155
Freddie Mac REMICS
Series 4791, Class BA, 4.00%, 3/15/2044	174,482	178,234
Series 4801, Class BA, 4.50%, 5/15/2044	109,581	111,197
FREMF Mortgage Trust
Series 2014-K41, Class B, 3.833%, 11/25/2047[3,15]	485,000	533,013
Series 2014-K715, Class B, 3.982%, 2/25/2046[3,15]	471,000	474,947

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056.		419,144	$438,783
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.175%, 10/15/2036[3,14]		425,000	410,070
JP Morgan Mortgage Trust
Series 2013-2, Class A2, 3.50%, 5/25/2043[3,15]		82,752	86,663
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[3,15]		136,642	138,330
Series 2017-2, Class A3, 3.50%, 5/25/2047[3,15]		519,471	532,893
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[3,15]		98,347	105,149
Series 2015-2A, Class A1, 3.75%, 8/25/2055[3,15]		148,484	158,551
Series 2016-4A, Class A1, 3.75%, 11/25/2056[3,15]		160,178	170,760
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[3,15]		299,000	315,520
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[15]		103,572	104,353
Series 2013-6, Class A2, 3.00%, 5/25/2043[15]		258,284	270,602
Series 2013-8, Class A1, 3.00%, 6/25/2043[15]		119,932	123,546
Series 2020-1, Class A4, 3.50%, 2/25/2050[3,15]		439,945	446,325
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.645%, 11/15/2027[3,14]		358,082	245,191
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[3,15]		324,773	327,899
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US +1.050%), 1.225%, 12/15/2033[3,14]		345,000	326,022
WinWater Mortgage Loan Trust, Series 2015-3, Class A5, 3.50%, 3/20/2045[3,15]		11,549	11,558
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $7,000,930)			7,073,626

FOREIGN GOVERNMENT BONDS - 0.7%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	102,000	79,639
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	503,878
Italy Buoni Poliennali Del Tesoro (Italy), 2.45%, 9/1/2050[3]	EUR	220,000	288,097
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	888,000	$40,524
(Mexico), 6.50%, 6/9/2022	MXN	1,443,000	67,035
(Mexico), 7.75%, 5/29/2031	MXN	278,000	14,298
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		200,000	204,006
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,161,944)			1,197,477

U.S. GOVERNMENT AGENCIES - 5.1%

Mortgage-Backed Securities - 5.1%
Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021		5,268	5,317
Pool #888810, UMBS, 5.50%, 11/1/2022		5,657	5,714
Pool #MA1834, UMBS, 4.50%, 2/1/2034		169,204	185,562
Pool #MA3412, UMBS, 3.50%, 7/1/2038		418,936	443,359
Pool #AD0207, UMBS, 6.00%, 10/1/2038		152,897	179,588
Pool #AD0307, UMBS, 5.50%, 1/1/2039		97,347	112,302
Pool #MA0258, UMBS, 4.50%, 12/1/2039		121,338	134,819
Pool #MA4054, UMBS, 2.50%, 6/1/2040		1,194,952	1,255,724
Pool #MA4071, UMBS, 2.00%, 7/1/2040		896,819	922,643
Pool #MA4072, UMBS, 2.50%, 7/1/2040		857,437	901,046
Pool #AL0241, UMBS, 4.00%, 4/1/2041		240,383	264,531
Pool #AL1410, UMBS, 4.50%, 12/1/2041		295,103	327,323
Pool #AL7729, UMBS, 4.00%, 6/1/2043		182,376	200,446
Pool #AS4103, UMBS, 4.50%, 12/1/2044		189,561	208,072
Pool #BJ1323, UMBS, 3.50%, 11/1/2047		796,464	861,147
Pool #AL8674, 5.645%, 1/1/2049		385,731	452,309
Pool #MA3996, 2.50%, 4/1/2050		443,583	459,108
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034		129,269	141,798
Pool #C91771, 4.50%, 6/1/2034		103,663	113,710
Pool #C91780, 4.50%, 7/1/2034		142,643	156,470
Pool #G04601, 5.50%, 7/1/2038		140,443	161,186
Pool #G04587, 5.50%, 8/1/2038		135,048	155,206
Pool #Q33778, 4.00%, 6/1/2045		194,645	212,136

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET EXTENDED SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #QB0098, UMBS, 2.50%, 6/1/2050	953,770	$1,001,739
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $8,612,913)		8,861,255
TOTAL INVESTMENTS IN SECURITIES -100.3%
(Identified Cost $154,428,634)		175,309,066
TOTAL OPTIONS WRITTEN - (0.0%)**
(Premiums Received $11,363)		(12,765)
TOTAL INVESTMENTS - 100.3%		175,296,301
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(467,243)
NET ASSETS - 100%		$174,829,058

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[1]	VALUE
Call
PayPal Holdings, Inc.	30	08/07/2020	$195.00	588	$(12,600)

Put
Charter Communications, Inc. - Class A	11	08/14/2020	520.00	638	(165)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $11,363)					$(12,765)

*Non-income producing security.

** Less than (0.1%).

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2A portion of this security is designated as collateral for options contracts written. As of July 31, 2020, the total value of such securities was $4,452,041.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $18,248,668, or 10.4% of the Series’ net assets as of July 31, 2020.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 13, 2017 at a cost of $34,313 ($76.25 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $4,450, or less than 0.1% of the Series’ net assets as of July 31, 2020.

Investment Portfolio - July 31, 2020

(unaudited)

6Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020 and May 28, 2020 at a cost of $37,750 ($94.38 per share), cost of $4,725 ($10.50 per share) and cost of $1,500 ($1.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $90, or less than 0.1% of the Series’ net assets as of July 31, 2020.

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 28, 2017 at a cost of $35,350 ($101.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $3,534, or less than 0.1% of the Series’ net assets as of July 31, 2020.

9Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and April 14, 2020 at a cost of $32,900 ($94.00 per share), cost of $4,275 ($85.50 per share) and cost of $10,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $8,288, or less than 0.1% of the Series’ net assets as of July 31, 2020.

10Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2020.

11Security is perpetual in nature and has no stated maturity date.

12Illiquid security - This security was acquired on July 28, 2020 at a cost of $80,120 ($100.15 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $80,000, or less than 0.1% of the Series’ net assets as of July 31, 2020.

13Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 6, 2018, May 8, 2020 and May 13, 2020 at a cost of $102,420 ($102.42 per share), cost of $1,950 ($3.25 per share) and cost of $1,200 ($1.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,125, or less than 0.1% of the Series’ net assets as of July 31, 2020.

14Floating rate security. Rate shown is the rate in effect as of July 31, 2020.

15Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$13,660,322	$9,569,814	$4,090,508	$—
Consumer Discretionary	15,191,167	13,148,875	2,042,292	—
Consumer Staples	13,439,741	9,280,620	4,159,121	—
Energy	10,763,462	10,763,462	—	—
Financials	8,389,738	7,763,583	626,155	—
Health Care	12,191,302	11,773,251	418,051	—
Industrials	4,477,406	4,238,107	239,299	—
Information Technology	17,930,674	17,733,116	197,558	—
Materials	4,276,547	4,181,286	95,261	—
Real Estate	7,394,146	7,362,295	31,851	—

Investment Portfolio - July 31, 2020

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$27,381,878	$—	$27,381,878	$—
Corporate debt:
Communication Services	4,368,707	—	4,368,707	—
Consumer Discretionary	3,896,088	—	3,896,088	—
Consumer Staples	59,537	—	59,537	—
Energy	3,779,652	—	3,779,652	—
Financials	2,802,107	—	2,802,107	—
Health Care	665,954	—	665,954	—
Industrials	3,526,343	—	3,526,343	—
Information Technology	857,344	—	857,344	—
Materials	230,549	—	230,549	—
Real Estate	2,019,023	—	2,019,023	—
Utilities	771,606	—	771,606	—
Asset-backed securities	8,964,670	—	8,964,670	—
Commercial mortgage-backed securities	7,073,626	—	7,073,626	—
Foreign government bonds	1,197,477	—	1,197,477	—
Total assets	175,309,066	95,814,409	79,494,657	—
Liabilities:
Other Financial Instruments*:
Equity contracts	(12,765)	(12,600)	(165)	—
Total liabilities	(12,765)	(12,600)	(165)	—
Total	$175,296,301	$95,801,809	$79,494,492	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.